Supplemental Disclosures of Cash Flow Data	12 Months Ended
Dec. 31, 2022
Supplemental Disclosures of Cash Flow Data [Abstract]
Supplemental Disclosures of Cash Flow Data	25. Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Interest paid	$126	$115	$127
Income taxes paid (received)	(61)	29	78
Significant non-cash investing transactions:
Equity securities received in exchange of fixed maturity AFS securities	-	-	17
Significant non-cash financing transactions:
Net increase (decrease) in fixed maturity AFS securities and
accrued investment income in connection with reinsurance transactions	54	(3,700)	58